Land Use Rights (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Land use rights (Textual)
Amortization expense related to land use rights	$ 112,934	$ 109,677	$ 225,868	$ 217,999	$ 441,234	$ 274,589